UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter J. Gavey
Title:    Chief Compliance Officer
Phone:    203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                February 14, 2008
------------------------    -------------------------   ------------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $270,881
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                         VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS           CUSIP      (x1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  --------           -----      -------  -------  --- ----   ----------  --------  ----   ------  ----
ALLIANT TECHSYSTEMS INC         COM                018804104  15210     133704  SH         Sole                  Sole
AMPHENOL CORP NEW               CL A               032095101  17139     369620  SH         Sole                  Sole
ANIXTER INTL INC                COM                035290105   5550      89132  SH         Sole                  Sole
ARVINMERITOR INC                COM                043353101   2430     207200  SH         Sole                  Sole
BERKSHIRE HATHAWAY INC DEL      CL A               084670108  50976        360  SH         Sole                  Sole
CASUAL MALE RETAIL GRP INC      COM                148711104   3493     674341  SH         Sole                  Sole
CIRCOR INTL INC                 COM                17273K109   2936      63334  SH         Sole                  Sole
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS   207597626    348       8575  SH         Sole                  Sole
COPART INC                      COM                217204106   9684     227592  SH         Sole                  Sole
CREDIT ACCEP CORP MICH          COM                225310101  15409     745457  SH         Sole                  Sole
CROWN MEDIA HLDGS INC           CL A               228411104   1940     298398  SH         Sole                  Sole
CLEVELAND BIOLABS INC           COM                185860103   1372     155936  SH         Sole                  Sole
DEVON ENERGY CORP NEW           COM                25179M103   3626      40780  SH         Sole                  Sole
DISCOVERY HOLDING CO            CL A COM           25468Y107  10454     415846  SH         Sole                  Sole
ECLIPSYS CORP                   COM                278856109   4493     177500  SH         Sole                  Sole
EXACT SCIENCES CORP             COM                30063P105   1448     449719  SH         Sole                  Sole
FORRESTER RESH INC              COM                346563109    962      34348  SH         Sole                  Sole
GENESEE & WYO INC               CL A               371559105   8629     357018  SH         Sole                  Sole
KINETIC CONCEPTS INC            COM NEW            49460W208   7216     134736  SH         Sole                  Sole
LABORATORY CORP AMER HLDGS      COM NEW            50540R409  13457     178164  SH         Sole                  Sole
LODGENET ENTMT CORP             COM                540211109   1221      70000  SH         Sole                  Sole
MEDCO HEALTH SOLUTIONS INC      COM                58405U102   9499      93676  SH         Sole                  Sole
MFRI INC                        COM                552721102   1418     132900  SH         Sole                  Sole
MOBILE MINI INC                 COM                60740F105   7710     415883  SH         Sole                  Sole
PECO ENERGY CO                  PREFERRED STOCKS   693304404    317       3800  SH         Sole                  Sole
PETSMART INC                    COM                716768106   7975     338923  SH         Sole                  Sole
POLYPORE INTL INC               COM                73179V103    744      42500  SH         Sole                  Sole
QUANEX CORP                     COM                747620102   7266     140000  SH         Sole                  Sole
SAIC INC                        COM                78390X101    705      35057  SH         Sole                  Sole
SEALED AIR CORP NEW             COM                81211K100   5383     232610  SH         Sole                  Sole
SEI INVESTMENTS CO              COM                784117103  11725     364481  SH         Sole                  Sole
SONIC SOLUTIONS                 COM                835460106   1249     120208  SH         Sole                  Sole
STANCORP FINL GROUP INC         COM                852891100   3896      77340  SH         Sole                  Sole
VALUEVISION MEDIA INC           CL A               92047K107   6950    1104896  SH         Sole                  Sole
VICOR CORP                      COM                925815102  17922    1149607  SH         Sole                  Sole
ZEBRA TECHNOLOGIES CORP         CL A               989207105  10129     291911  SH         Sole                  Sole


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